FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Of Financial Instruments Tables Abstract
Schedule of Fair Value Measurements
The following table present assets and liabilities measured at fair value on a recurring basis as of June 30, 2018:

	June 30, 2018
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,459	$-	$1,459

Total financial assets	$-	$1,459	$-	$1,459

Liabilities:
Derivative liabilities	-	84	-	84
Convertible debt	16,071	-	-	16,071

Total financial liabilities	$16,071	$84	$-	$16,155

The following table present assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

	December 31, 2017
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$3,486	$-	$3,486

Total financial assets	$-	$3,486	$-	$3,486

Liabilities:
Convertible debt	25,353	-	-	25,353

Total financial liabilities	$25,353	$-	$-	$25,353